UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04605

First Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Consolidated Portfolio of Investments as of December 31, 2011 (Unaudited)

FIRST OPPORTUNITY FUND, INC.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS (87.2%)
DOMESTIC COMMON STOCKS (33.7%)
Banks (0.2%)
51,965	BBCN Bancorp, Inc.*	$491,069

Banks & Thrifts (10.1%)
41,290	Alliance Bankshares Corp.*	143,276
27,800	American River Bankshares*	126,490
8,439	Ameris Bancorp*	86,753
406,400	AmeriServ Financial, Inc.*	792,480
30,289	Bank of Commerce Holdings	101,468
45,500	Bank of Virginia*	33,852
42,700	BCB Bancorp, Inc.	430,843
28,000	Bridge Capital Holdings*	291,200
35,498	Carolina Trust Bank*	82,000
340,815	CCF Holding Co.*(a)	54,531
43,644	Central Valley Community Bancorp*	236,987
18,860	Centrue Financial Corp.*	5,658
12,300	Citizens & Northern Corp.	227,181
60,000	Community Bank*(b)(c)(d)	4,536,600
54,100	The Connecticut Bank & Trust Co.*	432,800
65,566	Eastern Virginia Bankshares, Inc.	132,443
4,085	Evans Bancorp, Inc.	48,693
97,200	FC Holdings, Inc.*(b)(c)(d)	1,944
4,300	First Advantage Bancorp	55,341
39,700	First American International*(b)(c)(d)	461,314
61,678	First California Financial Group, Inc.*	201,070
11,708	First Capital Bancorp, Inc.*	24,821
67,632	First Republic Bank*	2,070,216
14,421	First Security Group, Inc.*	35,764
66,726	First Southern Bancorp, Inc. – Class B*	627,225
193,261	Florida Capital Group*(b)(c)(d)	59,911
8,211	FNB Bancorp	99,353
155,800	Great Florida Bank – Class A*	23,370
15,300	Great Florida Bank – Class B*	3,060
61,000	Greater Hudson Bank N.A.*	280,600
228,000	Hampshire First Bank*	3,306,000
8,500	Heritage Financial Corp.	106,760
199,918	Heritage Oaks Bancorp*	691,716
36,900	ICB Financial*	119,925
10,612	Katahdin Bankshares Corp.	124,691
126,100	Metro Bancorp, Inc.*	1,056,718
905,600	National Bancshares, Inc.*(b)(c)(d)	126,784
17,300	New England Bancshares, Inc.	179,401
4,000	North Dallas Bank & Trust Co.(d)	197,600
30,400	Oak Ridge Financial Services, Inc.*	81,168
1,900	Old Point Financial Corp.	19,095
44,800	OmniAmerican Bancorp, Inc.*	703,360
12,000	Pacific Continental Corp.	106,200
162,590	Pilot Bancshares, Inc.*	245,511
190,540	Republic First Bancorp, Inc.*	283,905
4,500	Shore Bancshares, Inc.	23,175
76,195	Southern First Bancshares, Inc.*	544,794
79,900	Southern National Bancorp of Virginia, Inc.*	487,390

Shares	Description	Value (Note 1)
Banks & Thrifts (continued)
302,900	Square 1 Financial, Inc.*(b)(c)(d)	$1,687,153
34,800	State Bancorp, Inc.	424,560
41,122	Valley Commerce Bancorp*	287,854
57,400	Wells Fargo & Co.	1,581,944
226,000	Western Liberty Bancorp*	603,420
12,404	Xenith Bankshares, Inc.*	46,267

		24,742,635

Coal (0.7%)
10,000	Alliance Resource Partners, LP	755,800
40,000	Penn Virginia Resource Partners, LP	1,021,200

		1,777,000

Diversified Financial Services (1.6%)
16,241	Affinity Financial Corp.*(b)(c)(d)	–
79,000	AllianceBernstein Holding, LP	1,033,320
276,300	Highland Financial Partners, LP*(b)(d)(e)	–
60,000	Independence Financial Group, Inc.*(b)(c)(d)	303,600
70,215	Mackinac Financial Corp.*	380,565
455,100	Ocwen Structured Investments, LLC*(b)(c)(d)	436,896
25,000	South Street Securities Holdings, Inc.*(b)(d)(e)	585,750
47,960	Tiptree Financial*(b)(d)(e)	1,087,733

		3,827,864

Electric (1.4%)
80,000	PPL Corp.	2,353,600
16,800	Public Service Enterprise Group, Inc.	554,568
12,400	SCANA Corp.	558,744

		3,466,912

Environmental Control (0.3%)
30,000	Republic Services, Inc.	826,500

Gas (0.6%)
63,000	Inergy, LP	1,538,460

Healthcare Products (2.5%)
91,800	Johnson & Johnson	6,020,244

Insurance (2.0%)
19,678	Forethought Financial Group, Inc. – Class A*(b)(c)(d)	4,901,987

Mining (1.8%)
119,500	Freeport-McMoRan Copper & Gold, Inc.	4,396,405

Mortgages & REITS (0.8%)
55,000	Embarcadero Bank*(b)(c)(d)	575,300
155,504	Newcastle Investment Holdings Corp., REIT*(d)	103,099
87,900	Verde Realty*(b)(c)(d)	1,261,365

		1,939,764

Pharmaceuticals (0.3%)
20,447	Merck & Co., Inc.	770,852

Pipelines (1.3%)
30,000	Boardwalk Pipeline Partners, LP	830,100
10,000	Buckeye Partners, LP	639,800
9,800	Energy Transfer Partners, LP	449,330
15,000	Kinder Morgan Energy Partners, LP	1,274,250

		3,193,480

Shares	Description	Value (Note 1)
Registered Investment Companies (RICs) (0.4%)
40,000	Cohen & Steers Infrastructure Fund, Inc.	$633,200
25,182	RMR Asia Pacific Real Estate Fund	354,562

		987,762

Retail (0.5%)
20,000	Walgreen Co.	661,200
10,000	Wal-Mart Stores, Inc.	597,600

		1,258,800

Savings & Loans (8.0%)
34,100	Appalachian Bancshares, Inc.*	68
10,000	Auburn Bancorp, Inc.*	38,000
113,600	Beacon Federal Bancorp, Inc.	1,575,632
96,980	Broadway Financial Corp.*(a)	160,987
3,006	Carver Bancorp, Inc.*	24,920
61,300	Central Federal Corp.*	46,588
40,846	CFS Bancorp, Inc.	176,863
12,730	Citizens Community Bank*	41,500
84,466	Citizens South Banking Corp.*	301,544
33,500	Eagle Bancorp	329,975
20,200	ECB Bancorp, Inc.	213,110
30,000	Fidelity Federal Bancorp*(d)	294,900
19,238	First Community Bank Corp. of America*	5,002
43,400	Georgetown Bancorp, Inc.*	286,440
84,989	Hampden Bancorp, Inc.	1,002,870
22,030	HF Financial Corp.	236,162
47,216	Home Bancorp, Inc.*	730,432
88,948	Home Federal Bancorp, Inc.	925,059
58,100	Jefferson Bancshares, Inc.*	142,345
42,000	Liberty Bancorp, Inc.	424,200
15,000	Malvern Federal Bancorp, Inc.	86,550
310,300	MidCountry Financial Corp.*(b)(c)(d)	1,619,766
28,717	Newport Bancorp, Inc.*	360,973
106,998	Ocean Shore Holding Co.	1,091,380
29,100	Old Line Bancshares, Inc.	235,710
82,800	Osage Bancshares, Inc.	640,872
171,410	Pacific Premier Bancorp, Inc.*	1,086,739
165,930	Perpetual Federal Savings Bank(a)	1,866,712
17,500	Privee, LLC*(b)(c)(d)	–
52,700	Provident Financial Holdings, Inc.	492,218
40,650	Redwood Financial, Inc.*(a)	497,962
89,993	River Valley Bancorp(a)	1,394,891
18,807	Rockville Financial, Inc.	194,841
6,300	Royal Financial, Inc.*	13,671
277,279	SI Financial Group, Inc.	2,731,198
13,200	Sound Financial, Inc.*	99,000
100,000	Sterling Eagle*(d)	–
110,500	Third Century Bancorp*(a)	276,250

		19,645,330

Telecommunications (0.3%)
23,000	Harris Corp.	828,920

Tobacco Products (0.9%)
42,000	Altria Group, Inc.	1,245,300
11,000	Philip Morris International, Inc.	863,280

		2,108,580

TOTAL DOMESTIC COMMON STOCKS (Cost $125,211,773)		82,722,564

Shares	Description	Value (Note 1)
FOREIGN COMMON STOCKS (4.6%)
Banks (0.1%)
7,378	Spar Nord Bank A/S*	$41,108
19,324	Sydbank A/S	303,152

		344,260

Banks & Thrifts (0.1%)
5,490	Gronlandsbanken AB	281,989

Diversified Financial Services (0.1%)
14,934	Financial Technologies India, Ltd.	149,242

Food (0.4%)
18,000	Nestle SA	1,034,813

Insurance (0.6%)
3,650	American Overseas Group, Ltd.*	31,025
11,200	Majestic Capital, Ltd.*	2
6,700	Muenchener Rueckversicherungs AG	821,881
70,457	Phoenix Group Holdings	574,449

		1,427,357

Iron/Steel (0.3%)
9,000	POSCO, ADR	738,900

National Stock Exchange (0.5%)
17,776	NSE India, Ltd.*(b)(c)(d)	1,098,577

Oil & Gas (0.8%)
80,000	Pengrowth Energy Corp.	842,400
18,000	Total SA, Sponsored ADR	919,980
8,000	Transocean, Ltd.	307,120

		2,069,500

Pharmaceuticals (1.2%)
24,000	Sanofi	1,762,764
30,000	Sanofi, ADR	1,096,200

		2,858,964

Real Estate (0.5%)
98,000	Cheung Kong Holdings, Ltd.	1,165,916

TOTAL FOREIGN COMMON STOCKS (Cost $16,248,566)		11,169,518

DOMESTIC LIMITED PARTNERSHIPS (23.1%)
1	Bay Pond Partners, LP*(b)(c)(d)	39,496,476
1	J. Caird Partners, LP*(b)(c)(d)	17,121,609

TOTAL DOMESTIC LIMITED PARTNERSHIPS (Cost $56,167,938)		56,618,085

FOREIGN LIMITED PARTNERSHIPS (24.6%)
1	Iguazu Master Investors (Cayman), LP, an Iguazu Investors (Cayman), SPC share class*(b)(c)(d)	4,383,981
1	North River Investors (Bermuda), LP, a Wellington Management Investors (Bermuda), Ltd. share class*(b)(c)(d)	16,073,737

Shares	Description	Value (Note 1)
1	Wolf Creek Investors (Bermuda), LP, a Wellington Management Investors (Bermuda), Ltd. share class*(b)(c)(d)	$39,945,131

TOTAL FOREIGN LIMITED PARTNERSHIPS (Cost $60,990,788)		60,402,849

DOMESTIC PREFERRED STOCKS (0.7%)
1,600	Maiden Holdings, Ltd., Series C, 14.00%*(b)(d)(e)	1,663,749

TOTAL DOMESTIC PREFERRED STOCKS (Cost $1,600,000)		1,663,749

DOMESTIC WARRANTS (0.1%)
61,300	Central Federal Corp., Warrant, strike price $1.00, Expires 12/19/14*(d)	–
195,000	Dime Bancorp, Inc., Litigation Tracking Warrant, strike price $0.00, Expires 12/26/50*	156,000
262,296	Flagstar Bancorp, Warrant, strike price $1.00, Expires 1/30/19*(d)	79,265

		235,265

TOTAL DOMESTIC WARRANTS (Cost $0)		235,265

Shares/ Par Value	Description	Value (Note 1)
DOMESTIC CORPORATE BONDS & NOTES (0.4%)
Banks (0.4%)
$1,010,000	Susquehanna Capital II, 11.00%, due 3/23/40	1,032,725

TOTAL DOMESTIC CORPORATE BONDS & NOTES (Cost $1,010,000)		1,032,725

TOTAL LONG TERM INVESTMENTS (Cost $261,229,065)		213,844,755

SHORT TERM INVESTMENTS (12.7%)
Money Market Funds (12.7%)
15,307,867	Dreyfus Treasury & Agency Cash Management Money Market Fund, Institutional Class (7 day Yield 0.010%)	15,307,867
15,900,000	JPMorgan Prime Money Market Fund (7 day Yield 0.139%)	15,900,000

TOTAL SHORT TERM INVESTMENTS (Cost $31,207,867)		31,207,867

TOTAL INVESTMENTS (99.9%) (Cost $292,436,932)		245,052,622
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)		160,894

TOTAL NET ASSETS (100.0%)		$245,213,516

*	Non-income producing security.
(a)	Affiliated Company. See accompanying Notes to Quarterly Consolidated Portfolio of Investments.
(b)	Indicates a security which is considered restricted. Also see Notes to Quarterly Consolidated Portfolio of Investments.
(c)

Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2011, these securities had a total value of $134,092,131 or 54.68% of total net assets.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. Total value of fair valued securities as of December 31, 2011 was $138,104,227 or 56.32% of total net assets.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011 these securities had a total value of $3,337,232 or 1.36% of total net assets.

Common Abbreviations:

AB – Aktiebolag is the Swedish equivalent of the term corporation.

ADR – American Depositary Receipt

A/S – Aktieselskab is a Danish term for joint stock company

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

N.A. – National Association

REIT – Real Estate Investment Trust

S.A. – Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SPC – Segregated Portfolio Company

Regional Breakdown as a % of Total Net Assets
United States	70.7%
Bermuda	22.9%
Cayman Islands	2.0%
France	1.5%
Switzerland	0.6%
India	0.5%
Hong Kong	0.5%
Canada	0.3%
Germany	0.3%
South Korea	0.3%
Denmark	0.3%
Total assets less other liabilities	0.1%

Notes to Quarterly Consolidated Portfolio of Investments

December 31, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Basis for Consolidation: The Fund invests in domestic Hedge Funds through its investments in FOFI 1, Ltd. and FOFI 2, Ltd. (the “Subsidiaries”), each a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiaries. The aggregated net assets of the Subsidiaries at December 31, 2011 were $56,618,085 or 23.1% of the Fund’s consolidated total net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiaries. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund.

Securities Valuation: Equity securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued based on quoted prices from the applicable exchange. If such equity securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser or sub-adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser or sub-adviser. The Fund uses various valuation techniques that utilize both observable and unobservable inputs including multi-dimensional relational pricing model, option adjusted spread pricing, book value, last available trade, discounted future cash flow models, cost, and comparable company approach. In such circumstances, the adviser or sub-adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser or sub-adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

The Fund’s investments in unregistered pooled investment vehicles (“Hedge Funds”) are valued, as a practical expedient, at the most recent estimated net asset value periodically determined by the respective Hedge Fund managers according to such manager’s policies and procedures based on valuation information reasonably available to the Hedge Fund manager at that time (adjusted for estimated expenses and fees accrued to the Fund since the last valuation date); provided, however, that the Pricing Committee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If a Hedge Fund does not report a value to the Fund on a timely basis, the fair value of such Hedge Fund shall be based on the most recent value reported by the Hedge Fund, as well as any other relevant information available at the time the Fund values its portfolio. As a practical matter, Hedge Fund valuations generally can be obtained from Hedge Fund managers on a weekly basis, as of close of business Thursday, but the frequency and timing of receiving valuations for Hedge Fund investments is subject to change at any time, without notice to investors, at the discretion of the Hedge Fund manager or the Fund.

The Portfolio of Investments includes investments valued at $138,104,227 (56.32% of total net assets), whose fair values have been estimated by management in the absence of readily determinable fair values. Due to the inherent uncertainty of the valuation of these investments, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Corporate Bonds, other than short-term securities, are valued at the price provided by an independent pricing service. The prices provided by the independent service are based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical investments
•	Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$54,711,675	$9,769,187	$18,241,702	$82,722,564
Banks	491,069	–	–	491,069
Banks & Thrifts	11,601,091	6,070,238	7,071,306	24,742,635
Coal	1,777,000	–	–	1,777,000
Diversified Financial Services	1,033,320	380,565	2,413,979	3,827,864
Electric	3,466,912	–	–	3,466,912
Environmental Control	826,500	–	–	826,500
Gas	1,538,460	–	–	1,538,460
Healthcare Products	6,020,244	–	–	6,020,244
Insurance	–	–	4,901,987	4,901,987
Mining	4,396,405	–	–	4,396,405
Mortgages & REITS	–	–	1,939,764	1,939,764
Pharmaceuticals	770,852	–	–	770,852
Pipelines	3,193,480	–	–	3,193,480
Registered Investment Companies (RICs)	987,762	–	–	987,762
Retail	1,258,800	–	–	1,258,800
Savings & Loans	14,412,280	3,318,384	1,914,666	19,645,330
Telecommunications	828,920	–	–	828,920
Tobacco Products	2,108,580	–	–	2,108,580
Foreign Common Stocks	10,070,939	2	1,098,577	11,169,518
Banks	344,260	–	–	344,260
Banks & Thrifts	281,989	–	–	281,989
Diversified Financial Services	149,242	–	–	149,242
Food	1,034,813	–	–	1,034,813
Insurance	1,427,355	2	–	1,427,357
Iron/Steel	738,900	–	–	738,900
National Stock Exchange	–	–	1,098,577	1,098,577
Oil & Gas	2,069,500	–	–	2,069,500
Pharmaceuticals	2,858,964	–	–	2,858,964
Real Estate	1,165,916	–	–	1,165,916
Domestic Limited Partnerships	–	–	56,618,085	56,618,085
Foreign Limited Partnerships	–	–	60,402,849	60,402,849
Domestic Preferred Stocks	–	–	1,663,749	1,663,749
Domestic Warrants	156,000	–	79,265	235,265
Domestic Corporate Bonds & Notes	–	1,032,725	–	1,032,725
Short Term Investments	31,207,867	–	–	31,207,867
TOTAL	$96,146,481	$10,801,914	$138,104,227	$245,052,622

During the period ended December 31, 2011, there were no significant transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1, Level 2 and Level 3 as of the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of December 31, 2011
Domestic Common Stocks	$32,925,256	$4,459,847	$(5,438,845)	$(11,634,341)	$(2,070,215)	$18,241,702
Foreign Common Stocks	1,606,281	–	(507,704)	–	–	1,098,577
Limited Partnerships	136,065,045	5,593,620	(17,565,045)	(124,093,620)	–	–
Domestic Limited Partnerships	–	–	450,147	56,167,938	–	56,618,085
Foreign Limited Partnerships	–	–	(587,939)	60,990,788	–	60,402,849
Domestic Preferred Stocks	1,803,779	–	(140,030)	–	–	1,663,749
Domestic Warrants	512,605	–	(433,340)	–	–	79,265
TOTAL	$172,912,966	$10,053,467	$(24,222,756)	$(18,569,235)	$(2,070,215)	$138,104,227

Recent Accounting Pronouncements – In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the interest method.

Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received.

Foreign Issuer Risk: Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund has highly concentrated positions in certain hedge funds and may take concentrated positions in other securities. Concentrating investments in a fewer number of securities (including investments in hedge funds) may involve a degree of risk that is greater than a fund which has less concentrated investments spread out over a greater number of securities. For example, the value of the Fund’s net assets will fluctuate significantly based on the fluctuation in the value of the hedge funds in which it invests. In addition, investments in hedge funds can be highly volatile and may subject investors to heightened risk and higher operating expenses than another closed-end fund with a different investment focus.

Hedge Fund Risk: The Fund invests a significant portion of its assets in Hedge Funds. The Fund’s investments in Hedge Funds are private entities that are not registered under the 1940 Act and have limited regulatory oversight and disclosure obligations. In addition, the Hedge Funds invest in and actively trade securities and other financial instruments using different strategies and investment techniques, which involve significant risks. These strategies and techniques may include, among others, leverage, employing various types of derivatives, short selling, securities lending, and commodities’ trading. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility. These and other risks associated with Hedge Funds may cause the Fund’s net asset value to be more volatile and more susceptible to the risk of loss than that of other funds with a different investment strategy.

Note 2. Unrealized Appreciation/(Depreciation)

On December 31, 2011, based on cost of $289,729,976 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $17,371,327 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $62,048,681, resulting in net unrealized depreciation of $44,677,354.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance as of 4/1/11	Purchases	Sales	Ending Share Balance as of 12/30/11	Dividend Income	Realized Gains (Losses)	Market Value
Broadway Financial Corp.	96,980	–	–	96,980	–	–	160,987
CCF Holding Co.	340,815	–	–	340,815	–	–	54,531
Perpetual Federal Savings Bank	165,930	–	–	165,930	79,646	–	1,866,712
Redwood Financial, Inc.	40,650	–	–	40,650	–	–	497,962
River Valley Bancorp	89,993	–	–	89,993	56,696	–	1,394,891
Third Century Bancorp	110,500	–	–	110,500	–	–	276,250
TOTAL					$136,342	$–	$4,251,333

Note 4. Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, may be susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Credit default swaps are marked to market periodically using quotations from pricing services. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Counterparty Risk: Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives, swaps or other transactions supported by another party’s credit will affect the value of those instruments. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience such changes in credit quality.

The Fund had no outstanding credit default swap contracts as of December 31, 2011.

Note 5. Restricted Securities

As of December 31, 2011, investments in securities included issues that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of December 31, 2011 are as follows:

Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Affinity Financial Corp.	3/24/05	$1,000,000	$–	–%
Bay Pond Partners, LP	10/3/11	39,387,185	39,496,476	16.1%
Community Bank	2/12/08	912,100	4,536,600	1.9%
Embarcadero Bank	7/7/06	550,000	575,300	0.2%
FC Holdings, Inc.	1/5/06	972,000	1,944	0.0%
First American International	11/29/05	1,052,050	461,314	0.2%
Florida Capital Group	8/23/06	2,203,175	59,911	0.0%
Forethought Financial Group, Inc. – Class A	11/13/09	4,066,780	4,901,987	2.0%
Highland Financial Partners, LP	10/18/06	4,558,950	–	–%
Iguazu Master Investors (Cayman), LP, an Iguazu Investors (Cayman), SPC share class	10/3/11	4,341,847	4,383,981	1.8%
Independence Financial Group, Inc.	9/13/04	480,000	303,600	0.1%
J. Caird Partners, LP	10/3/11	16,780,753	17,121,609	7.0%
Maiden Holdings, Ltd., Series C	1/15/09	1,600,000	1,663,749	0.7%
MidCountry Financial Corp.	10/22/04	4,654,500	1,619,766	0.7%
National Bancshares, Inc.	6/6/06	2,128,160	126,784	0.1%
North River Investors (Bermuda) LP, a Wellington Management Investors (Bermuda), Ltd. share class	10/3/11	16,605,291	16,073,737	6.6%
NSE India, Ltd.	4/30/10	1,517,269	1,098,577	0.4%
Ocwen Structured Investments, LLC	3/20/07 - 8/27/07	1,494,245	436,896	0.2%
Privee, LLC	11/17/04	2,362,500	–	–%
South Street Securities Holdings, Inc.	12/8/2003	2,500,000	585,750	0.2%
Square 1 Financial, Inc.	5/3/05	3,029,000	1,687,153	0.7%
Tiptree Financial	6/4/07	2,058,848	1,087,733	0.4%
Verde Realty	2/16/07	2,900,700	1,261,365	0.5%
Wolf Creek Investors (Bermuda) LP, a Wellington Management Investors (Bermuda), Ltd. share class	10/3/11	40,043,650	39,945,131	16.3%
		$157,199,003	$137,429,363	56.1%

Note 6. Investments in Limited Partnerships

As of December 31, 2011, the Fund held investments in both domestic and foreign limited partnerships. The Fund’s investments in the limited partnerships are reported on the Portfolio of Investments under the sections titled Domestic Limited Partnerships and Foreign Limited Partnerships.

Since the investments in limited partnerships are not publicly traded, the Fund’s ability to make withdrawals from its investments in the limited partnerships is subject to certain restrictions which vary for each respective limited partnership. These restrictions include notice requirements for withdrawals and additional restrictions or charges for withdrawals within a certain time period following initial investment. In addition, there could be circumstances in which such restrictions can include the suspension or delay in withdrawals from the respective limited partnership, or limited withdrawals allowable only during specified times during the year. In certain circumstances a limited partner may not make withdrawals that occur less than one year following the date of admission to the partnership. The following table summarizes the Fund’s investments in limited partnerships as of December 31, 2011.

Description	% of Net Assets as of 12/31/11	Value as of 12/31/11	Net Unrealized Gain/(Loss) as of 12/31/11	Mgmt fees	Incentive fees	Redemption Period/ Frequency
Bay Pond Partners, LP	16.1%	$39,496,476	$109,291	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	June 30 or Dec 31 upon 45 days’ notice
Iguazu Master Investors (Cayman), LP, an Iguazu Investors (Cayman), SPC share class	1.8%	4,383,981	42,134	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
J. Caird Partners, LP	7.0%	17,121,609	340,856	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
North River Investors (Bermuda) LP, a Wellington Management Investors (Bermuda), Ltd. share class	6.6%	16,073,737	(531,554)	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
Wolf Creek Investors (Bermuda) LP, a Wellington Management (Bermuda), Ltd. share class	16.3%	39,945,131	(98,519)	Annual rate of 1% of net assets	20% of net profits at the end of the fiscal year	At the end of each calendar quarter upon 45 days’ notice
Total	47.8%	$117,020,934	$(137,792)

The Fund did not have any outstanding unfunded commitments as of December 31, 2011.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	February 29 , 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	February 29 , 2012

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	February 29 , 2012